UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

(Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

(Address of principal executive offices)

 (Zip code)

Donald A. Peterson

3741 Worthington Road

Collegeville, PA 19426-3431

(Name and address of agent for service)

Registrant's telephone number, including area code: (855) 833-6359

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Valley Forge Fund, Inc.

AIG GROUP, INC.

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/20/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	INCENTIVE PLAN	Against	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With
4	FREQUENCY OF EXECUTIVE COMPENSATION VOTES	For	Issuer	For	With
5	APPOINTMENT OF AUDITOR	For	Issuer	For	With
6	RESTRICTING BOARD'S SERVICE ON OTHER BOARDS	Against	Issuer	Against	With

BECTON, DICKINSON AND COMPANY

Ticker Symbol:BDX	Cusip Number:75887109
Record Date: 1/5/2013	Meeting Date: 1/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditor	For	Issuer	For	With
3	Approve Executive Compensation	Against	Issuer	For	With
4	Amendment of Certificate of Incorporation	For	Issuer	For	With
5	Amendments to 2004 Employee and Director Equity-based Compensation Plan	Against	Issuer	For	With

BERKSHIRE HATHAWAY, INC.

Ticker Symbol:BRK.B	Cusip Number:084670702
Record Date: 3/6/2013	Meeting Date: 5/4/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	Against	With
2	GREENHOUSE GAS AND OTHER AIR EMISSIONS	For	Stockholder	For	With

CHESAPEAKE ENERGY CORPORATION

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/15/2013	Meeting Date: 6/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS (ALL)	For	Issuer	For	With
10	RISK OVERSITE COMMITTEE	For	Issuer	For	With
11	RE-INCORPORATION IN DELAWARE	For	Issuer	For	With
12	ACCELERATED VESTING OF SENIOR EXECUTIVES	For	Issuer	For	With
2	APPROVE AMENDMENT TO DECLASSIFY DIRECTORS	Against	Issuer	For	With
3	APPROVE AMENDMENT TO IMPLEMENT PROXY ACCESS	Against	Issuer	For	With
4	AMENDMENT TO ELIMINATE SUPERMAJORITY VOTING REQUIREMENTS	Against	Issuer	For	With
5	AMENDMENT TO 2003 STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS	Against	Issuer	For	With
6	EXECUTIVE COMPENSATION	Against	Issuer	For	With
7	LONG TERM INCENTIVE PLAN	Against	Issuer	For	With
8	ANNUAL INCENTIVE PLAN	Against	Issuer	For	With
9	APPOINTMENT OF AUDITOR	For	Issuer	For	With

FAIRFAX FINANCIAL HOLDING LIMITED

Ticker Symbol:FRFHF	Cusip Number:303901102
Record Date: 3/8/2013	Meeting Date: 4/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	APPOINTMENT OF AUDITOR	For	Issuer	For	With

J. C. PENNEYCOMPANY, INC.

Ticker Symbol:JCP	Cusip Number:708160106
Record Date: 3/18/2013	Meeting Date: 5/17/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	APPOINTMENT OF AUDITOR	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With

JEFFERIES GROUP, INC.

Ticker Symbol:JEF	Cusip Number:472319102
Record Date: 2/12/2013	Meeting Date: 2/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AGREEMENT AND PLAN FOR MERGER	For	Issuer	For	With
2	TO APPROVE COMPENSATION	Against	Issuer	For	With
3	TO APPROVE ADJOURN PROVISION	For	Issuer	For	With

LEUCADIA NATIONAL CORPORATION

Ticker Symbol:LUK	Cusip Number:527288104
Record Date: 2/16/2013	Meeting Date: 2/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE ISSUANCE OF COMMON SHARES	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO TRANSFER RESTRICTIONS	For	Issuer	For	With
3	TO APPROVE COMPENSATION	Against	Issuer	For	With
4	TO APPROVE ADJOURN PROVISION	For	Issuer	For	With

LEUCADIA NATIONAL CORPORATION

Ticker Symbol:LUC	Cusip Number:527288104
Record Date: 2/9/2013	Meeting Date: 2/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE ISSUANCE OF COMMON SHARES	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO TRANSFER RESTRICTIONS	For	Issuer	For	With
3	TO APPROVE COMPENSATION	Against	Issuer	For	With
4	TO APPROVE ADJOURN PROVISION	For	Issuer	For	With

MBIA, INC.

Ticker Symbol:MBI	Cusip Number:55262C100
Record Date: 3/29/2013	Meeting Date: 5/2/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	APPOINTMENT OF AUDITOR	For	Issuer	For	With

SANDRIDGE ENERGY, INC.

Ticker Symbol:SD	Cusip Number:80007P307
Record Date: 2/2/2013	Meeting Date: 2/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMENDMENT OF ARTICLE III OF THE BYLAWS	For	Stockholder	Against	With
2	REMOVAL OF DIRECTORS	For	Issuer	Against	With
3	ELECTION OF DIRECTORS	For	Issuer	Against	With

SANDRIDGE ENERGY, INC.

Ticker Symbol:SD	Cusip Number:80007P307
Record Date: 2/26/2013	Meeting Date: 3/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMENDMENT OF SECTION 1 OF ARTICLE III OF BYLAWS	For	Issuer	For	With
2	REMOVAL OF ALL DIRECTORS	For	Issuer	For	With
3	ELECTION OF ALL DIRECTORS	For	Issuer	For	With

SANDRIDGE ENERGY, INC. (WHITE)

Ticker Symbol:SD	Cusip Number:80007P307
Record Date: 3/2/2013	Meeting Date: 3/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMENDMENT OF SECTION 1 OF ARTICLE III OF BYLAWS	Against	Issuer	For	With
2	REMOVAL OF ALL DIRECTORS	Against	Issuer	For	With
3	ELECTION OF ALL DIRECTORS	Against	Issuer	For	With

SEARS HOLDING CORPORATION

Ticker Symbol:SHLD	Cusip Number:812350106
Record Date: 3/7/2013	Meeting Date: 5/1/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	APPROVE STOCK PLAN	Against	Issuer	For	With
4	APPROVE AMENDMENT TO PERFORMANCE MEASURES	Against	Issuer	For	With
5	APPROVE AUDITOR	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Valley Forge Fund

By /s/Donald A. Peterson

* /s/Donald A. Peterson

President

Date: July 29, 2013

*Print the name and title of each signing officer under his or her signature.